Expense Example {- Templeton Global Smaller Companies Fund} - Templeton Global Smaller Companies Fund-21 - Templeton Global Smaller Companies Fund	Jan. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 682
3 years	961
5 years	1,261
10 years	2,111
Class C
Expense Example:
1 year	316
3 years	665
5 years	1,141
10 years	2,456
Class R6
Expense Example:
1 year	100
3 years	316
5 years	551
10 years	1,223
Advisor Class
Expense Example:
1 year	115
3 years	358
5 years	620
10 years	$ 1,369